Board of Directors and Executive Management Compensation (Details) - EUR (€) € in Thousands		12 Months Ended
	Apr. 23, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Board of Directors and Management Compensation
Wages, salaries and board fees		€ 1,384	€ 1,033	€ 863
Share based payment		957	588	173
Other short-term benefits		41	55	36
Cash bonus		1,197	1,155	482
Total management compensation		3,579	2,831	1,554
Board of directors
Board of Directors and Management Compensation
Wages, salaries and board fees		334	183	180
Total management compensation		334	183	180
Board of directors | Colette Cohen
Board of Directors and Management Compensation
Term of directors	2 years
Executive management
Board of Directors and Management Compensation
Wages, salaries and board fees		1,050	850	683
Share based payment		957	588	173
Other short-term benefits		41	55	36
Cash bonus		1,197	1,155	482
Total management compensation		€ 3,245	€ 2,648	€ 1,374